Warrants reserve (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2025	Aug. 31, 2024
Warrants Reserve
Number of warrants, beginning	36,190,769
Weighted average exercise price per share, beginning	$ 0.62
Weighted average remaining contractual life (years)	8 months 12 days	10 months 24 days
Number of warrants exercised	$ (301,538)
Weighted average exercise price per share Warrants exercised	$ 0.44
Number of warrants, ending	35,889,231
Weighted average exercise price per share, ending	$ 0.62